Schedule of Investments (unaudited)	iShares® Blockchain and Tech ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Capital Markets — 16.6%
Allfunds Group PLC	7,310	$44,642
Bakkt Holdings Inc.(a)(b)	43,342	53,311
Coinbase Global Inc., Class A(a)(b)	13,325	953,404
Galaxy Digital Holdings Ltd.(a)	16,018	69,283
Robinhood Markets Inc., Class A(a)	8,090	80,738
SBI Holdings Inc.	4,200	81,001
Voyager Digital Ltd.(a)	57,043	553
		1,282,932
Financial Services — 15.8%
Block Inc.(a)(b)	13,554	902,290
Lakala Payment Co. Ltd., Class A(a)	7,400	17,811
PayPal Holdings Inc.(a)	4,483	299,150
		1,219,251
Insurance — 3.4%
Ping An Insurance Group Co. of China Ltd., Class A	41,400	264,498
Interactive Media & Services — 1.2%
Z Holdings Corp.	39,800	95,922
IT Services — 7.4%
Digital Garage Inc.	600	16,084
DXC Technology Co.(a)(b)	3,679	98,303
GMO internet group Inc.	1,100	21,128
International Business Machines Corp.	2,165	289,699
NTT Data Corp.	10,400	145,817
		571,031
Broadline Retail — 1.3%
GoTo Gojek Tokopedia Tbk PT(a)	13,994,300	103,274
Professional Services — 3.9%
Wolters Kluwer NV	2,385	302,832
Semiconductors & Semiconductor Equipment — 8.9%
Advanced Micro Devices Inc.(a)	2,433	277,143
Ambarella Inc.(a)	660	55,222
Amlogic Shanghai Co. Ltd.(a)	4,185	48,634
Nvidia Corp.	729	308,381
		689,380
Security	Shares	Value
Software — 38.8%
Applied Blockchain Inc., NVS(a)	34,908	$326,390
Bit Digital Inc.(a)(b)	21,148	85,861
Bitfarms Ltd/Canada(a)(b)	102,855	151,197
Cleanspark Inc.(a)	77,723	333,432
Hive Blockchain Technologies Ltd.(a)(b)	29,809	138,016
Hut 8 Mining Corp.(a)(b)	149,329	492,786
Iris Energy Ltd.(a)	23,555	109,766
Marathon Digital Holdings Inc.(a)(b)	32,159	445,724
Riot Blockchain Inc.(a)(b)	73,453	868,214
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	10,700	21,447
YGSOFT Inc.	18,700	22,327
		2,995,160
Technology Hardware, Storage & Peripherals — 2.4%
Canaan Inc., ADR(a)(b)	72,490	154,404
GRG Banking Equipment Co. Ltd., Class A	18,400	29,724
		184,128
Total Long-Term Investments — 99.7%
(Cost: $6,000,526)		7,708,408

Short-Term Securities

Money Market Funds — 26.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	2,067,180	2,067,593
Total Short-Term Securities — 26.8%
(Cost: $2,067,363)		2,067,593
Total Investments — 126.5%
(Cost: $8,067,889)		9,776,001
Liabilities in Excess of Other Assets — (26.5)%		(2,048,391)
Net Assets — 100.0%		$7,727,610

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,274,838	$—	$(207,030	)(a)	$(314)	$99	$2,067,593	2,067,180	$35,730	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	68		—
					$(314)	$99	$2,067,593		$35,798		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® Blockchain and Tech ETF

June 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,515,041	$1,193,367	$—	$7,708,408
Short-Term Securities
Money Market Funds	2,067,593	—	—	2,067,593
	$8,582,634	$1,193,367	$—	$9,776,001

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

2